Income Taxes Deferred income taxes (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 24, 2014
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 704	$ 585	$ 423	$ 376
Valuation Allowance, Amount	76	33	38	$ 695
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	368
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Inventory		12	13
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences		12	5
Non current deferred tax asset - amortization		14	43
Non current deferred tax asset - Depreciation		0	0
Non current deferred tax asset - Pension		131	128
Non current deferred tax asset - Net operating losses		132	87
Non current deferred tax asset - Branch accounting future credits		26	26
Non current deferred tax asset - Reserves		23	13
Non current deferred tax asset - Deferred interest deductions		0	0
Non current deferred tax asset - Other		0	0
Deferred Tax Assets, Gross		371	344
Valuation Allowance, Amount		297	243
Deferred Tax Assets, Net of Valuation Allowance		74	101
Current deferred tax liability - Inventory		0	0
Non current deferred tax liability - Amortization		0	0
Non current deferred tax liability - Depreciation		72	101
Non current deferred tax liability - Other		2	0
Deferred Tax Liabilities, Gross		74	101
Deferred taxes, net		0	0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Inventory		5	2
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences		3	2
Non current deferred tax asset - amortization		14	19
Non current deferred tax asset - Depreciation		2	2
Non current deferred tax asset - Pension		40	37
Non current deferred tax asset - Net operating losses		102	103
Non current deferred tax asset - Branch accounting future credits		0	0
Non current deferred tax asset - Reserves		8	6
Non current deferred tax asset - Deferred interest deductions		61	65
Non current deferred tax asset - Other		3	2
Deferred Tax Assets, Gross		239	240
Valuation Allowance, Amount		187	176
Deferred Tax Assets, Net of Valuation Allowance		52	64
Current deferred tax liability - Inventory		3	5
Non current deferred tax liability - Amortization		32	38
Non current deferred tax liability - Depreciation		54	65
Non current deferred tax liability - Other		19	16
Deferred Tax Liabilities, Gross		109	125
Deferred taxes, net		$ (57)	$ (61)
GERMANY
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	245
JAPAN
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	45
THAILAND
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	28
Tax Credit Carryforward, Name [Domain]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 18